UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6720

Meeder Advisor Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o Meeder Advisor Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Item 1.	Schedule of Investments.

Schedule of Investments

September 30, 2004 (unaudited)

Money Market Portfolio

Security Description	Coupon/Yield		Maturity	Principal Amount ($) or Shares	Value ($)
Commercial Paper - 14.4%
Citigroup	1.56%		10/21/04	3,000,000	2,997,400
Citigroup	1.52%		10/18/04	3,000,000	2,997,847
Duff & Phelps Utilities	1.72%		12/02/04	1,000,000	997,037
Duff & Phelps Utilities	1.74%		12/15/04	3,000,000	2,989,125
General Electric Co.	1.62%		11/09/04	1,700,000	1,697,017
Hewlett Packard	1.60%		10/25/04	5,000,000	4,994,667
John Hancock Financial Services	1.60%		10/12/04	3,000,000	2,998,533
National Rural Utilities	1.63%		10/05/04	5,000,000	4,999,094
New Jersey Natural Gas	1.65%		11/17/04	3,750,000	3,741,922
Total Commercial Paper				(Cost$28,412,642)	28,412,642
Corporate Obligations - 61.9%
Aquarium Holdings, KY**	1.84	% *	10/07/04	108,000	108,000
Associates Corp.	6.63%		06/15/05	618,000	636,821
Austin Printing Co., Inc.**	1.94	% *	10/07/04	1,535,000	1,535,000
Bank Of America Corp.	7.63%		04/15/05	1,365,000	1,410,445
Bath Technologies, Inc.**	1.89	% *	10/07/04	1,265,000	1,265,000
Bear Stearns Co., Inc.	6.63%		10/01/04	2,850,000	2,850,000
Bear Stearns Co., Inc.	6.65%		12/01/04	1,089,000	1,098,789
Bear Stearns Co., Inc.	7.63%		02/01/05	1,000,000	1,021,165
Beaver Creek Enterprise**	1.89	% *	10/07/04	1,990,000	1,990,000
Cascade Plaza Project**	1.89	% *	10/07/04	8,201,000	8,201,000
ChevronTexaco Corp.	6.63%		10/01/04	2,500,000	2,500,000
CIT Group, Inc.	7.13%		10/15/04	6,000,000	6,013,244
Citicorp	7.63%		05/01/05	1,440,000	1,491,577
Clark Grave Vault Co.**	1.84	% *	10/07/04	1,050,000	1,050,000
Coca-Cola Enterprises, Inc.	8.00%		01/04/05	538,000	546,335
Countrywide Home Loans, Inc.	6.84%		10/22/04	4,000,000	4,011,908
Don’s Launderers-Cleaners, Inc.**	1.84	% *	10/07/04	1,000,000	1,000,000
DuPont, El,de Nemours & Co.	6.75%		10/15/04	1,567,000	1,570,233
Espanola/Nambe**	1.94	% *	10/07/04	915,000	915,000
First Union Corp.	7.70%		02/15/05	2,750,000	2,807,805
Gillette	3.75%		12/01/04	2,485,000	2,493,349
Gordon Flesch Co. Project**	1.89	% *	10/07/04	900,000	900,000
Household Finance Corp.	3.38%		12/16/04	2,700,000	2,708,945
International Lease Finance Corp.	8.15%		10/01/04	1,000,000	1,000,000
Isaac Tire, Inc.**	1.84	% *	10/07/04	840,000	840,000
K.L. Morris, Inc.**	1.84	% *	10/07/04	2,075,000	2,075,000
Kiser Street, Inc.**	1.89	% *	10/07/04	1,720,000	1,720,000
Leggett & Platt, Inc.	7.65%		02/15/05	2,280,000	2,326,786
Lehman Brothers Holdings, Inc.	7.75%		01/15/05	5,500,000	5,598,228
Martin Wheel Co, Inc.**	2.14	% *	10/07/04	2,350,000	2,350,000
Merrill Lynch & Co., Inc.	6.00%		11/15/04	5,000,000	5,027,949
MetLife Insurance Co.***	1.70	% *	10/01/04	12,000,000	12,000,000
Mubea, Inc.**	1.88	% *	12/01/04	5,825,000	5,825,000
National Reinsurance Corp.	8.85%		01/15/05	1,500,000	1,529,678
National Rural Utilities	6.38%		10/15/04	1,104,000	1,106,000
National Rural Utilities**	2.13	% *	12/10/04	2,000,000	2,003,136
O.K.I. Supply Co.**	1.84	% *	10/07/04	1,370,000	1,370,000
Osco Industries, Inc.**	1.94	% *	10/07/04	1,200,000	1,200,000
Pfizer, Inc.	3.63%		11/01/04	1,600,000	1,602,827
Pro Tire, Inc.**	1.84	% *	10/07/04	1,010,000	1,010,000
Procter & Gamble Co.	4.00%		04/30/05	2,300,000	2,323,230
R.I. Lampus Co.**	1.94	% *	10/07/04	295,000	295,000
Seariver Maritime, Inc.	1.71	% *	10/01/04	4,400,000	4,400,000
SGS Tool Co.**	1.92	% *	10/07/04	480,000	480,000
Shawmut Bank Connecticut NA	8.63%		02/15/05	500,000	513,081
Springside Corp Exchange Partners I LLC**	1.89	% *	10/07/04	2,000,000	2,000,000
Target Corp	7.50%		02/15/05	3,250,000	3,319,656
Taylor Brothers Properties LLC**	1.84	% *	10/07/04	1,225,000	1,225,000
United Technologies Corp	6.63%		11/15/04	3,029,000	3,048,970
US Bank NA	1.66%		10/05/04	2,000,000	2,000,549
White Castle Project**	1.89	% *	10/07/04	6,250,000	6,250,000
Total Corporate Obligations				(Cost$122,564,706)	122,564,706

Schedule of Investments

September 30, 2004 (unaudited)

Money Market Portfolio

Security Description	Coupon/Yield		Maturity	Principal Amount ($) or Shares		Value ($)
U.S. Government Agency Obligations - 8.0%
Federal Home Loan Bank	1.73	% *	10/26/04	5,000,000		4,999,066
Federal Home Loan Bank	4.13%		11/15/04	1,000,000		1,003,187
Federal Home Loan Bank	4.00%		12/01/04	250,000		250,991
Federal Home Loan Bank	1.30%		02/23/05	2,000,000		2,000,000
Federal Home Loan Bank	1.48%		02/24/05	2,000,000		2,000,000
Federal Home Loan Bank	1.35%		03/23/05	2,000,000		2,000,000
Federal Home Loan Bank	1.40%		04/01/05	2,000,000		2,000,000
Federal Home Loan Bank	1.35%		04/29/05	1,000,000		1,000,000
Federal Home Loan Bank	5.25%		05/13/05	500,000		509,748
Total U.S. Government Agency Obligations				(Cost$15,762,992)		15,762,992
Variable Rate Demand Notes - 5.2%
Caterpillar Financial, Inc.	2.00%			10,224,041		10,224,041
Total Variable Rate Demand Notes				(Cost$10,224,041)		10,224,041
Demand Deposits - 1.5%
National City Corp.	2.00%			3,059,653		3,059,653
Total Demand Deposits				(Cost$3,059,653)		3,059,653
Repurchase Agreements - 9.5%
Salomon Smith Barney, Inc., 1.93%, 10/01/04, (Collateralized by $19,205,106 Prime Asset Vehicle No. 2, Ltd. Commercial Paper, at 1.92%, due 12/20/04, market value - $19,122,960)				18,748,000		18,748,000
Total Repurchase Agreements			(Cost$18,748,000)			18,748,000
Total Investments - 100.5%				(Cost$198,772,034	)(a)	198,772,034
Liabilities less Other Assets - (0.5)						(923,930)
Total Net Assets - 100.0%						197,848,104
Trustee Deferred Compensation****
The Flex-funds Dynamic Growth Fund				1,260		9,211
The Flex-funds Highlands Growth Fund				1,255		18,398
The Flex-funds Muirfield Fund				4,407		20,977
The Flex-funds Total Return Utilities Fund				1,026		15,934
Total Trustee Deferred Compensation				(Cost $64,520)		64,520

(a)	Cost for federal income tax and financial reporting purposes are the same.

*	Variable rate security. Interest rate is as of September 30, 2004. Maturity date reflects the next rate change date.

**	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of September 30, 2004, securities restricted as to resale to institutional investors represented 22.9% of Total Investments.

***	Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. As of September 30, 2004, illiquid securities represented 6.0% of Total Investments.

****	Assets of affiliates to the Money Market Portfolio held for the benefit of the Portfolio’s Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

Item 2.	Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Advisor Funds Trust

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date: November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date: November 22, 2004

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date: November 22, 2004